Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Party Transactions
NOTE 18. RELATED PARTY TRANSACTIONS

(a) Compensation of Key Management Personnel
The Company’s key management personnel, consisting of the executive management team and management directors, have the authority and responsibility for planning, directing, and controlling the activities of the Company. The material transactions with related parties and changes in related party balances for the year ended December 31, 2020 are discussed below.
Key management personnel compensation for the years ended December 31, 2020 and 2019 was as follows:

($ in thousands)	2020	2019
Management compensation	$6,234	$3,139
Share-based compensation expense	10,992	5,972

Total	$17,226	$9,111

As of December 31, 2020 and 2019, the Company had receivables of $0.2 million and $0.7 million, respectively, with key management personnel.
As of December 31, 2020 and 2019, the Company had payables of $2.3 million and $0.1 million, respectively, with key management personnel.
Key management personnel hold 109.4 million redeemable units of Cresco Labs, LLC, which is equal to $125.6 million of
Non-controlling
interests as of December 31, 2020. During the year ended December 31, 2020 and 2019, 83.3% and 71.9%, respectively, of required tax distribution payments to holders of Cresco Labs, LLC were made to key management personnel.

(b)	Related Parties - Debt
As of December 31, 2020, the Company had borrowings with related parties of $18.3 million related to the Company’s Term Loan. During the year ended December 31, 2020 and 2019, the Company recorded interest expense related to borrowings with related parties of $1.8 million and $nil, respectively. As of December 31, 2020 and 2019, the Company had interest payable related to borrowings with related parties of $0.1 million and $nil, respectively. See Notes 14 and 23 for additional details.

(c)	Related Parties - Leases
The Company has lease liabilities for real estate lease agreements in which the lessors have minority interest in SLO and MedMar Inc. The lease liabilities were incurred in January 2019 and May 2020 and will expire in 2027 through 2036.
The Company has lease liabilities for real estate lease agreements in which the lessor is a member of key management personnel. The lease liabilities were incurred by entering into operating leases and sale and leaseback transactions with lease terms that will expire in 2030 during the year ended December 31, 2020. During the year ended December 31, 2020, the sale and leaseback transactions resulted in net funding of $8.6 million. During the year ended December 31, 2020, the Company received tenant improvement allowance reimbursements of $0.8 million related to these lease agreements and expects to receive further reimbursements of $2.2 million as of December 31, 2020.
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2020 and 2019.

	2020		2019
($ in thousands)	Depreciation expense	Interest expense	Depreciation expense	Interest expense
Finance lease liability; lessor has minority interest in SLO	$295	$1,494	$382	$1,650
Finance lease liability; lessor has minority interest in MedMar	209	281	155	177
Finance lease liability; lessor is a member of key management personnel	551	564	—	—
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party lease liabilities.

	2020		2019
($ in thousands)	ROU asset	Lease liability	ROU asset	Lease liability
Finance lease liability; lessor has minority interest in SLO	$5,219	$8,551	$9,930	$11,727
Finance lease liability; lessor has minority interest in MedMar	2,322	2,552	1,292	1,380
Finance lease liability; lessor is a member of key management personnel	8,371	6,925	—	—